Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(in thousands)	Level	September 30, 2024	December 31, 2023
Assets:
Investment, related party	1	$8	$78
Liabilities:
Warrant liability – 2022 Purchase Warrants	3	$125	$328
Warrant liability - 2022 Inducement Warrants	3	$156	$412
Warrant liability – 2023 Purchase Warrants	3	$1,320	$3,470
Total Liabilities		$1,601	$4,210

Investment, related party

As of September 30, 2024 and December 31, 2023, the Company held as an investment, 3,019 (as adjusted for a reverse stock split on May 14, 2024) and 177,465, respectively, common shares of Biofrontera, AG, a company who holds a greater than five percent of our Common Stock and is traded on the Frankfurt Stock Exchange. The fair values of these investments were determined with Level 1 inputs through references to quoted market prices.

Warrant Liabilities

The warrant liabilities are comprised of (i) outstanding warrants to purchase 170,950 shares of Common Stock originally issued in a private placement on May 16, 2022, as amended on November 2, 2023 to extend the expiration date until November 2, 2028 and revise the exercise price to $3.55 per share (the “2022 Purchase Warrants”), (ii) warrants to purchase 214,286 shares of Common Stock issued on July 26, 2022, as amended on November 2, 2023 to extend the expiration date until November 2, 2028 and revise the exercise price to $3.55 per share (the “2022 Inducement Warrants”), and (iii) warrants to purchase 1,807,500 shares of Common Stock issued on November 2, 2023 expiring five years following the date of issuance and with an exercise price of $3.55 per share ( the “2023 Purchase Warrants”).

The 2022 Purchase Warrants, the 2022 Inducement Warrants and the 2023 Purchase Warrants were accounted for as liabilities as these warrants provide for a redemption right in the case of a fundamental transaction which fails the requirement of the indexation guidance under ASC 815-40. The warrant liabilities are re-measured at each balance sheet date until their exercise or expiration, and any change in fair value is recognized in the Company’s consolidated statement of operations.

The fair value for the Level 3 2022 Purchase Warrants, 2022 Inducement Warrants and the 2023 Purchase Warrants was estimated using a Black-Scholes-Merton (“BSM”) model. Certain inputs utilized in our BSM model may fluctuate in future periods based upon factors which are outside of the Company’s control. A significant change in one or more of these inputs used in the calculation of the fair value may cause a significant change to the fair value of our warrant liabilities which could also result in material non-cash gain or loss being reported in our consolidated statement of operations. The fair value of these warrants was determined using the BSM option pricing model based on the following assumptions for the three and nine months ended September 30, 2024: fair value of the underlying common stock of $0.90 to $1.54, expected volatility of 95% to 100%, risk free rate of 3.55% to 4.35%, remaining contractual term of 4.09 to 4.59 years and a dividend yield of 0%. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

The warrants to purchase 8,000 shares of Series B-3 Convertible Preferred Stock, par value $0.001 per share (the “2024 Preferred Warrants”), were also accounted for as liabilities, as they were redeemable in the event of a change in control, which was not solely within the control of the Company (see Note 12. Stockholders’ Equity). The 2024 Preferred Warrants were issued in the first quarter of 2024 and exercised prior to the end of the second quarter of 2024. The fair value for the Level 3 2024 Preferred Warrants was estimated utilizing a probability weighted average approach, which incorporated two scenarios. In scenario one, the warrant value was based on the underlying value of the convertible preferred stock, using an option-pricing model backsolve that solved for the value of our publicly traded equity on the valuation date to obtain the valuation date fair value of the Series B-3 Convertible Preferred Stock, then applied the Series B-3 Convertible Preferred Stock value into the BSM model equation to determine the value of the Series B-3 convertible warrants. In scenario two, the warrant value was based on the underlying value of the publicly traded common equity value. Scenario two assumes the preferred stock will be converted into Common Stock prior to a liquidity event. A simple BSM model was utilized to value the warrant under scenario two, using the closing price of our Common Stock as an input to the model.

The BSM model used the following range of inputs and assumptions for the 2024 Preferred Warrants at the issuance date of February 22, 2024, for the three months ended March 31, 2024 and at the exercise date of May 13, 2024: (i) expected stock price volatility of 79.3% to 105%; (ii) risk-free interest rate of 5.39%; to 5.54%; (iii) expected life of the warrants of 0.003 to 0.21 years; and (iv) dividend yield of 0.0%.

The following table presents the changes in the Level 3 warrant liabilities measured at fair value (in thousands):

	Nine Months Ended September 30,
	2024	2023
Fair value at beginning of period	$4,210	$2,843
Issuance of new warrants	4,092	-
Exercise of warrants	(5,372)	-
Change in fair value of warrant liabilities	(1,329)	(2,001)
Fair value at end of period	$1,601	$842

4. Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(in thousands)	Level	December 31, 2023	December 31, 2022

Assets:
Investment, related party	1	$78	$10,548
Liabilities:
Contingent Consideration	3	$-	$2,400
Warrant liability – 2023 Purchase Warrants	3	$3,470	$-
Warrant liability – 2022 Purchase Warrants	3	$328	$1,129
Warrant liability – 2022 Inducement Warrants	3	$412	$1,714

Investment, related party

As of December 31, 2023 and 2022, the Company has an investment in 177,465 and 6,466,946, respectively, of common shares of Biofrontera AG, a company traded on the Frankfurt Stock Exchange and a significant shareholder of Biofrontera. The fair value of this investment was determined with Level 1 inputs through references to quoted market prices. See Note 6. Investment Related Party and Note 17. Related Party Transactions.

Contingent Consideration

Contingent consideration, which relates to the estimated profits from the sale of Cutanea products to be shared equally with Maruho under the Share Purchase Agreement, is reflected at fair value within acquisition contract liabilities, net on the consolidated balance sheets. The fair value is based on significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy. The valuation of the contingent consideration utilizes a scenario-based method under which a set of payoffs are calculated using the term of the earnout, projections, and an appropriate metric risk premium. These payoffs are then discounted back from the payment date to the valuation date using a payment discount rate. Finally, the discounted payments are summed together to arrive at the value of the contingent consideration. The scenario-based method incorporates the following key assumptions: (i) the forecasted product profit amounts, (ii) the remaining contractual term, (iii) a metric risk premium, and (iv) a payment discount rate. The Company re-measures contingent consideration and re-assesses the underlying assumptions and estimates at each reporting period.

Under the Settlement Agreement (see Note 3), the obligations of the Company to make the profit-sharing payments related to the products acquired by the Company pursuant to the Share Purchase Agreement were released.

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2021	$6,200
Change in fair value of contingent consideration	(3,800)
Balance at December 31, 2022	$2,400
Change in fair value of contingent consideration	100
Release of contingent consideration	(2,500)
Balance at December 31, 2023	$-

The increase/(decrease) in fair value of the contingent consideration in the amount of $0.1 million and $(3.8) million during the years ended December 31, 2023 and 2022 was recorded in operating expenses in the statements of operations.

Warrant Liabilities

The warrant liabilities are comprised of (i) outstanding warrants to purchase 170,950 shares of Common Stock originally issued in a private placement on May 16, 2022, as amended on November 2, 2023 to extend the expiration date until November 2, 2028 and revise the exercise price to $3.55 per share (the “2022 Purchase Warrants”) (ii) warrants to purchase 214,286 shares of Common Stock issued on July 26, 2022, as amended on November 2, 2023 to extend the expiration date until November 2, 2028 and revise the exercise price to $3.55 per share (the “2022 Inducement Warrants”) and (iii) warrants to purchase 1,807,500 shares of Common Stock issued on November 2, 2023 expiring five years following the date of issuance and with an exercise price of $3.55 per share ( the “2023 Purchase Warrants”). See Note 18. Stockholders’ Equity - Registered Public Offering and Warrant Amendment for additional details.

The 2022 Purchase Warrants, the 2022 Inducement Warrants and the 2023 Purchase Warrants were accounted for as liabilities as these warrants provide for a redemption right in the case of a fundamental transaction which fails the requirement of the indexation guidance under ASC 815-40. The resulting warrant liabilities are re-measured at each balance sheet date until their exercise or expiration, and any change in fair value is recognized in the Company’s consolidated statement of operations. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statement of operations.

The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the warrant liabilities which is considered a Level 3 fair value measurement. Certain inputs utilized in our Black-Scholes pricing model may fluctuate in future periods based upon factors which are outside of the Company’s control. A significant change in one or more of these inputs used in the calculation of the fair value may cause a significant change to the fair value of our warrant liabilities which could also result in material non-cash gain or loss being reported in our consolidated statement of operations.

The fair value at issuance for the Level 3 warrants was estimated using a Black-Scholes pricing model based on the following assumptions at May 16, 2022 for the 2022 Purchase Warrants, July 26, 2022 for the 2022 Inducement Warrants, and November 2, 2023 for the 2023 Purchase Warrants:

	2023 Purchase	2022 Purchase	2022 Inducement
Stock price	$4.90	$52.40	$32.80
Expiration term (in years)	5.00	5.50	4.34
Volatility	90%	65.0%	70.0%
Risk-free Rate	4.6%	2.83%	2.84%
Dividend yield	0.0%	0.0%	0.0%

The fair value for the Level 3 warrants at December 31, 2023 was estimated using Black-Scholes pricing model based on the following assumptions:

2023 Purchase 2022 Purchase 2022 Inducement
Stock price	$2.77
Expiration term (in years)	4.84
Volatility	95%
Risk-free Rate	3.82%
Dividend yield	0.0%

The fair value for the Level 3 warrants at December 31, 2022 was estimated using Black-Scholes pricing model based on the following assumptions:

	2022 Purchase	2022 Inducement
Stock price	$18.40	$18.40
Expiration term (in years)	4.88	3.92
Volatility	70%	75%
Risk-free Rate	3.96%	4.07%
Dividend yield	0.0%	0.0%

The following table presents the changes in the warrant liabilities measured at fair value (in thousands):

	December 31, 2023	December 31, 2022
Fair value at beginning of year	$2,843	$12,854
Issuance of new warrants	6,778	13,217
Exercise of warrants	-	(6,840)
Change in fair value of warrant liability	(6,456)	(19,017)
Warrant inducement expense (See Note 18. Stockholders’ Equity - Exercise of 2021 Purchase Warrant and Issuance of 2022 Inducement Warrant)	1,045	2,629
Fair value at end of year	$4,210	2,843